Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,820,599	¥ 1,663,637
Net retirement benefit assets (liabilities)	503,050	525,123
Of which retirement benefit liabilities included in "Other liabilities"	(39,429)	(37,021)
Of which retirement benefit assets included in "Other assets"	542,479	562,144
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(32,007)	(32,531)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(954,803)	(995,908)
Net retirement benefit assets (liabilities) before the asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	833,789	635,198
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	¥ 330,739	¥ 110,075